Intangible Assets and Goodwill	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Intangible Assets and Goodwill [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 11 — INTANGIBLE ASSETS AND GOODWILL

Intangible assets and Goodwill consist of the following:

Intangible assets

Description	Customer acquisition List	Goodwill	Commercial rights	Softwares	Total	(In (US$)) Intangible asset under development
Gross carrying value
As at 31 March, 2022	59,216,654	73,008		—	59,289,662	166,587
Write off (refer to Note 19)	(59,216,654)				(59,216,654)	—
Exchange differences		(78,582)			(78,582)	460
Acquisition through business combination (refer to Note 20)		658,837	339,277	216	998,330
As at 30 Sept 2022	—	810,427	339,277	216	1,149,920	166,127
Additions					—	4,464
Derecognized on ‘Disposals of a subsidiary (refer to Note 21 (b))		(68,500)		—	(68,500)
Write off (refer to Note 19)	(59,216,654)				(59,216,654)	160,000
Exchange differences		(73,601)			(73,601)
Acquisition through business combination (refer to Note 20)		658,837	339,277	216	998,330
As at 31 March, 2023	—	736,946	339,277	216	1,076,439	11,051
Write off	—				—	(11,051)
Exchange differences		8,878			8,878	—
As at 30 Sept 2023	—	728,068	339,277	216	1,067,561	—

Accumulated amortization
As at 31 March, 2022	24,030,158	—		—	24,030,158	—
Charge for the year	—	—	8,272.00	27.00	8,299.00
Write off (refer to Note 19)	(24,030,158)				(24,030,158)
As at 30 Sept 2022	—	—	8,272	27	8,299	—
Charge for the year	—	—	16,157	54	16,211
Write off (refer to Note 19)	(24,030,158)				(24,030,158)
As at 31 March, 2023	—	—	16,157	54	16,211	—
Charge for the year	—	—	7,917	27	7,944
As at 30 Sept 2023	—	—	24,074	81	24,155	—

Net block as at 31 March, 2022	35,186,496.	73,008		—	35,259,504	166,587
Net block as at 30 Sept, 2022	—	810,427	331,005	189	1,141,621	166,127
Net block as at 31 March, 2023	—	736,946	323,120	162	1,060,228	11,051
Net block as at 30 Sept, 2023	—	728,068	315,203	135	1,043,406	—

Notes:

The above intangible assets are other than internally generated.

NOTE 10A — INTANGIBLE ASSETS AND GOODWILL

Intangible assets and Goodwill consist of the following:

Description	Customer	Goodwill	Commercial rights	Softwares	Total	Intangible asset under development
Gross carrying value
As at March 31, 2021	59,216,654	390,927		377	59,607,958	—
Additions					—	166,587
Derecognised on ‘Disposals of a subsidary		(317,752)		(377)	(318,129)
Exchange differences		167			167
As at 31 March, 2022	59,216,654	73,008		—	59,289,662	166,587
Additions					—	4,464
Derecognised on ‘Disposals of a subsidary		(68,500)		—	(68,500)
Write off	(59,216,654)				(59,216,654)	160,000
Exchange differences		60,886			60,886
Acquisation through business combination		793,324	339,277	216	1,132,817
As at 31 March, 2023	—	736,946	339,277	216	1,076,439	11,051

Accumulated amortisation
As at March 31, 2021	12,135,640	—		114	12,135,754	—
Charge for the year	11,894,518	—		—	11,894,518
Derecognised on ‘Disposals of a subsidary				(114)	(114)

As at 31 March, 2022	24,030,158	—		—	24,030,158	—
Charge for the year	—	—	16,157	54	16,211
Write off	(24,030,158)				(24,030,158)
As at 31 March, 2023	—	—	16,157	54	16,211	—

Net block as at 31 March, 2022	35,186,496	73,008		—	35,259,504	166,587
Net block as at 31 March, 2023	—	736,946	323,120	162	1,060,228	11,051

Refer to Note 23 for acquisition of subsidiary and Note 24_______ for deconsolidation of a subsidiary.